Convertible Note (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Debt [Abstract]
Schedule of conversion of convertible note
July 14, 2021-September 8, 2021
Risk-free interest rate	0.05-0.06%
Expected life	0.33-0.49 year
Discount rate	9.49-9.68%
Expected volatility	76.02-82.60%
Expected dividend yield	0%
Fair value	$1,897,739

April 9, 2021-August 13, 2021
Risk-free interest rate	0.05-0.07%
Expected life	0.65-0.99 year
Discount rate	9.49-9.80%
Expected volatility	78.01-95.06%
Expected dividend yield	0%
Fair value	$4,445,433